Recoverable Cash Advances - Certain Terms and Conditions for Recoverable Cash Advances (Detail)	12 Months Ended
Dec. 31, 2022
5915 [member]
Disclosure of financial liabilities [line items]
Research phase	01/08/08-30/04/11
Percentage of total project costs	70.00%
Turnover- dependent reimbursment	5.00%
Turnover-independant reimbursement	€40k in 2012 and €70k each year after
Amount due in case of licensing (per year) resp.Sale	10% with a minimum of 100/Y
6633 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/11-30/11/12
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.27%
Turnover-independant reimbursement	From €10k to €51k starting in 2013 until 30% of advance is reached
Interest rate accrual	Starting 01/06/13
7027 [member]
Disclosure of financial liabilities [line items]
Research phase	01/11/12-31/10/14
Percentage of total project costs	50.00%
Turnover- dependent reimbursment	0.33%
Turnover-independant reimbursement	From €25k to €125k starting in 2015 until 30% of advance is reached
Interest rate accrual	Starting 01/01/15
7502 [member]
Disclosure of financial liabilities [line items]
Research phase	01/12/15-30/11/18
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.19%
Turnover-independant reimbursement	From €20k to €50k starting in 2019 until 30% is reached.
Interest rate accrual	Starting 01/12/19
7685 [member]
Disclosure of financial liabilities [line items]
Research phase	01/01/17-31/12/19
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.33%
Turnover-independant reimbursement	From €35k to €70k starting in 2019 until 30% is reached.
Interest rate accrual	Starting 01/01/21
8087 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/19- 30/06/21
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.22%
Turnover-independant reimbursement	From €20k to €61k starting in 2022 until 30% is reached
Interest rate accrual	Starting 01/07/22
8088 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/19- 31/12/21
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.21%
Turnover-independant reimbursement	From €25k to €74k starting in 2022 until 30% is reached
Interest rate accrual	Starting 01/01/22
1910028 [member]
Disclosure of financial liabilities [line items]
Research phase	06/06/19- 05/06/22
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.01%
Turnover-independant reimbursement	From €21k to €41k starting in 2022 until 30% is reached
Interest rate accrual	Starting 06/06/22
8212 [member]
Disclosure of financial liabilities [line items]
Research phase	01/01/20- 30/06/23
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.46%
Turnover-independant reimbursement	From €33k to €99k starting in 2024 until 30% is reached
Interest rate accrual	Starting 01/07/23
8436 [member]
Disclosure of financial liabilities [line items]
Research phase	01/11/20- 31/12/23
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.32%
Turnover-independant reimbursement	From €34k to €102k starting in 2024 until 30% is reached
Interest rate accrual	Starting 01/01/24
8516 [member]
Disclosure of financial liabilities [line items]
Research phase	01/04/21-31/03/23
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.10%
Turnover-independant reimbursement	From €11k to 33k starting in 2024 until 30% is reached
Interest rate accrual	Starting 01/04/23